Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Summary of Equity Method Investments Included in Other Assets	A summary of our non-marketable investments accounted for as equity method investments and included in other long-term assets in the accompanying consolidated balance sheets is as follows:

(in thousands)	Ownership percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
		2024	2023	2024	2023	2022

TVM Life Science Ventures III	3.10%	$11,807	$7,198	$1,916	$947	($901)
PreAnalytiX GmbH	50.00%	3,965	3,422	4,344	4,977	4,377
Suzhou Fuda Business Management and Consulting Partnership	33.67%	2,469	2,581	(44)	49	—
Apis Assay Technologies Ltd	19.90%	—	2,408	(433)	(1,694)	389
Actome GmbH	12.50%	—	586	(163)	(216)	(201)
Hombrechtikon Systems Engineering AG(1)	19.00%	(193)	(275)	100	100	94
Total		$18,048	$15,920	$5,720	$4,163	$3,758

Changes in Non-Marketable Investments Not Accounted for Under the Equity Method	The changes in non-marketable investments not accounted for under the equity method for the years ended December 31,
2024 and 2023 are as follows:

(in thousands)	2024	2023

Balance at beginning of year	$4,435	$5,329
Impairments	(250)	(4,158)
Cash investments in equity securities, net	342	491
Shares received in exchange for services performed	—	2,604
Foreign currency translation adjustments	(244)	169
Balance at end of year	$4,283	$4,435